Leases - Disclosure of maturity analysis of lease receivables (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross investment in finance lease receivables	£ 5	£ 28
Future finance income	0	(2)
Present value of minimum lease payments receivable	5	26
Unguaranteed residual values	0	0
Not more than one year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross investment in finance lease receivables	3	14
Future finance income	0	(1)
Present value of minimum lease payments receivable	3	13
Unguaranteed residual values	0	0
One to two years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross investment in finance lease receivables	2	9
Future finance income	0	(1)
Present value of minimum lease payments receivable	2	8
Unguaranteed residual values	0	0
Two to three years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross investment in finance lease receivables	0	2
Future finance income	0	0
Present value of minimum lease payments receivable	0	2
Unguaranteed residual values	0	0
Three to four years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross investment in finance lease receivables	0	1
Future finance income	0	0
Present value of minimum lease payments receivable	0	1
Unguaranteed residual values	0	0
Four to five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross investment in finance lease receivables	0	1
Future finance income	0	0
Present value of minimum lease payments receivable	0	1
Unguaranteed residual values	0	0
Over five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross investment in finance lease receivables	0	1
Future finance income	0	0
Present value of minimum lease payments receivable	0	1
Unguaranteed residual values	£ 0	£ 0